Annual Operating Expenses {- Fidelity Natural Resources Fund} - 02.28 Fidelity Environment and Alternative Energy/Natural Resources Funds Combo PRO-06 - Fidelity Natural Resources Fund - Fidelity Natural Resources Fund
Apr. 29, 2022
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.29%
Total annual operating expenses	0.82%